(LOSS)/EARNINGS PER SHARE (Schedule of Diluted Earnings Per Ordinary Share) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Basic earnings per share denominator	83,612,908	86,486,409	91,858,813
Issuable on exercise of options and warrants	22,359		315,019
Issuable on conversion of exchangeable notes	19,873,553	21,023,770	21,023,766
Diluted earnings per share denominator	103,508,820	107,510,179	113,197,598